Cover Page	May 14, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 14, 2020
Entity Registrant Name	SPX CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6948
Entity Tax Identification Number	38-1016240
Entity Address, Address Line One	13320-A Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	474-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	SPXC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000088205
Amendment Flag	false